Submission	Apr. 17, 2025
Submission [Line Items]
Central Index Key	0001795589
Registrant Name	Kingsoft Cloud Holdings Ltd
Registration File Number	333-286562
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES